Personnel expenses	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Employee Benefits Explanatory
Note 6

Personnel expenses
For the quarter ended Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Salaries and variable compensation 2,194 2,465 2,432 4,658 4,802
Financial advisor compensation
1
1,122 1,220 1,183 2,342 2,353
Contractors 30 28 38 58 75
Social security 164 228 187 392 398
Post-employment

benefit plans
137 182 124 320 319
Other personnel expenses 116 109 108 225 212
Total personnel expenses 3,762 4,233 4,072 7,996 8,158
1 Financial advisor

compensation consists of

formulaic compensation

based directly

on compensable

revenues generated by

financial advisors and

supplemental compensation calculated

on the basis

of financial
advisor productivity, firm

tenure, new assets

and other variables.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to
vesting requirements.